Related parties	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Related parties

9	Related parties

Related-party transactions are carried out at previously agreed prices and conditions, in accordance with the Company's policy on related-party transactions. Related party transactions mainly refer to, but are not limited to:

Receivables: (i) receivables for sale of chemicals, petrochemicals, energy, resins and other products/services and (ii) dividends and interest on equity receivable.

Payables: (i) acquisition of raw materials, finished products, consumer goods, services of transportation, storage, maintenance of equipment and other services; (ii) loans payable; (iii) leases; (iv) and dividends payable.

Amounts in profit or loss: (i) sale of chemicals, petrochemicals, lease services and other products/services; (ii) acquisition of raw materials, finished products and services; (iii) charges related to loans and exchange variation

The following tables summarizes transactions with related parties:

	Balances at December 31, 2023				Balances at December 31, 2022
Statement of financial position	Novonor and subsidiaries and associates	Petrobras and subsidiaries	Other (i)	Total	Novonor and subsidiaries and associates	Petrobras and subsidiaries	Other (i)	Total
Assets
Current
Trade accounts receivable		8	6	14		12	2	14
Inventories(advance to suppliers)		56		56		61		61
Dividends and interest on capital			3	3			4	4
Other receivables - Related parties					11			11

Non-current
Other receivables - Related parties		26	30	56		6		6
Total assets		90	39	129	11	79	6	96

Liabilities
Current
Trade payables	33	1,057	13	1,103	126	138	14	278
Other payables		255		255		233		233

Non-current
Trade payables					3			3
Loan from non-controlling shareholders of Braskem Idesa			2,490	2,490			2,498	2,498
Total liabilities	33	1,312	2,503	3,848	129	371	2,512	3,012

	Year ended December 31, 2023				Year ended December 31, 2022				Year ended December 31, 2021
	Novonor and subsidiaries and associates	Petrobras and subsidiaries	Other (i)	Total	Novonor and subsidiaries and associates	Petrobras and subsidiaries	Other (i)	Total	Novonor and subsidiaries and associates	Petrobras and subsidiaries	Other (i)	Total
Transactions
Sale of products		123	337	460		182	438	620		172	541	713
Purchases of raw materials, finished goods services and utilities	(254)	(16,185)	(155)	(16,595)	(334)	(22,900)	(25)	(23,259)	(306)	(19,833)	(7)	(20,146)
Financial income			434	434			190	190
Financial expenses			(141)	(141)	(1)	(34)	(149)	(184)	(0)	(12)	(246)	(258)
General and administrative expenses			(64)	(64)			(45)	(45)			(67)	(67)
Other income (expenses)	(11)	27	1	17		51		51		(217)		(217)

(a)	New and/or renewed agreements with related companies

As provided for in Braskem’s bylaws, the Board of Directors has the exclusive power to approve any contract with related parties that exceed R$ 20 per transaction or R$ 60 collectively per year. This is valid for contracts between Braskem and its subsidiaries and: (i) direct or indirect subsidiaries of Braskem in whose capital an interest is held by the controlling shareholder, by any direct or indirect subsidiaries thereof or by Key Management Personnel of such entities; (ii) associates of Braskem and subsidiaries of such entities; and (iii) joint ventures in which Braskem participates and any subsidiaries thereof.

The related parties that have significant relationship with the Company are as follows:

Novonor and its direct and indirect subsidiaries:

- Tenenge Montagem e Manutenção Ltda. (“Tenenge”)

In February 2022, the Company entered into an electromechanical assembly service agreement to expand the production capacity of the Ethylene-Ethanol Unit located in Trunfio, Rio Grande do Sul with Tenenge, with duration from February 9, 2022 to July 31, 2023. The amount of the agreement was R$ 205.

Petrobras and its indirect joint ventures:

- Petrobras Transporte S.A. (“Transpetro”)

In January 2021, the Company entered into an agreement with Transpetro involving the provision of services to Braskem, namely tanker vessel unloading in the Madre de Deus Waterway Terminal (“TEMADRE”), tank storage, product transportation via the pipeline “ORMADRE” that connects TEMADRE to REFMAT, and the transportation of naphtha via pipeline from TEMADRE to the facilities of the carrier located in the municipality of Camaçari/BA. The duration of the agreement is from February 1, 2021 to December 31, 2025, and the total estimated amount of the agreement is R$ 203.

- Petrocoque S.A. Indústria e Comércio (“Petrocoque”)

In March 2021, the Company executed an amendment to extend the agreement with Petrocoque, for purchase of steam to be used as energy by Polyethylene plants. This amendment, summed to total amount of the original agreement, executed in September 2009, amounts to R$ 433 and is valid until March 2024.

- Refinaria Alberto Pasqualini (“REFAP”)

In October 2021, the Company entered into a purchase agreement with Petrobras for 108 kton/year of polymer-grade propylene from REFAP, with delivery to Braskem’s polypropylene industrial units, PP1 and PP2, in Triunfo, Rio Grande do Sul. This agreement was in force until October 31, 2022. The amount of the agreement was R$ 460.

- Refinaria Capuava (“RECAP”)

In December 2021, the Company entered into a purchase agreement with Petrobras for 140 kton/year of polymer-grade propylene from RECAP, with delivery to Braskem’s PP4 industrial unit (“PP4”) in Mauá, São Paulo. This agreement is in force from January 1, 2022 to May 17, 2026. The maximum amount of the agreement is estimated at R$ 3.3 billion for the purchase of propylene.

- Refinaria Duque de Caxias (“REDUC”)

In December 2021, the Company entered into a purchase agreement with Petrobras for 100 kton/year of polymer-grade propylene from REDUC, with delivery to Braskem’s PP5 industrial unit (“PP5”) in Rio de Janeiro. This agreement is in force from January 1, 2022 to May 17, 2026. The maximum amount of the agreement is estimated at R$ 2.4 billion for the purchase of propylene.

- Refinaria Henrique Lage (“REVAP”)

In December 2021, the Company entered into a purchase agreement with Petrobras for 120 kton/year and 40 kton/year of polymer-grade propylene from REVAP, with delivery to Braskem’s PP3 and PP4 industrial units, respectively. This agreement is in force from January 1, 2022 to May 3, 2028 for the first 120 kton/year and from May 4, 2028 to June 30, 2029 for the remaining 40 kton/year. The maximum amount of the agreement is estimated at R$ 4.7 billion.

- Refinaria Planalto de Paulínia (“REPLAN”)

In December 2021, the Company entered into a purchase agreement with Petrobras for 220 kton/year of polymer-grade propylene from REPLAN, with delivery to Braskem’s PP3 industrial unit (“PP3”) in Paulínia, São Paulo. This agreement is in force from January 1, 2022 to May 3, 2028. The maximum amount of the agreement is estimated at R$ 8.1 billion for the purchase of propylene.

- Refinaria Presidente Getúlio Vargas (“REPAR”)

In December 2021, the Company entered into a purchase agreement with Petrobras for 150 kton/year of polymer-grade propylene from REPAR, with delivery to Braskem’s PP3 and PP4 industrial units. This agreement is in force from January 1, 2022 to December 6, 2029. The maximum amount of the agreement is estimated at R$ 6.8 billion.

- Companhia de Gás da Bahia (“Bahiagás”)

In December 2021, the Company entered into an amendment to the agreement governing the supply of natural gas by Bahiagás to Braskem, via local gas pipeline. This amendment was in force until December 2022. The amount of the amendment was R$ 924.

- Companhia de Gás do Estado do Rio Grande do Sul (“Sulgás”)

In March 2022, the Company entered into an amendment to the agreement with Sulgás to acquire natural gas, via a local gas distribution pipeline. This amendment was in force until June 2023. The amount of the amendment was R$ 246.

- Gás de Alagoas S.A. (“Algás”)

In March 2022, the Company entered into an amendment to the agreement with Algás for the supply of natural gas to Braskem units located in the state of Alagoas, via a local gas distribution pipeline, in force until December 2024. The estimated value of the amendment is R$ 1.5 billion.

Since July 2022, Petrobras has no equity interest in Bahiagás, Sulgás and Algás and they ceased to be a related party to Braskem.

Non-controlling shareholders of Braskem Idesa:

- Grupo Idesa, S.A. de C.V.

- Etileno XXI, S.A. de C.V.

Loan payable to the non-controlling shareholders of Braskem Idesa, with maturity in December 2029 and contractual interest rate of 7% p.a.

(b)	Key management personnel compensation

The expenses related to the remuneration of key management personnel, including the Board of Directors, the Chief Executive Officer and vice-presidents, recorded in the profit or loss for the year, were as follows:

Statement of profit or loss transactions	2023	2022	2021
Remuneration
Short-term benefits	63	83	120
Post-employment benefit	1	2	2
Long term incentive plan	10	17	14
Total	74	102	136

Compensation of the Company’s key management personnel includes salaries, short and long-term incentives, non-cash benefits and contributions to a post-employment defined benefit plan (see Note 25).